DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Cost of Sales (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Changes in Inventories [Abstract]
Inventories at the beginning of the year	$ 116,863	$ 8,452	$ 29,131
Purchases	3,718,129	2,868,189	1,574,999
Operating costs	2,794,321	1,676,137	1,164,227
Inventories at the end of the year	(105,996)	(116,863)	(8,452)
Total	$ 6,523,317	$ 4,435,915	$ 2,759,905